Business Combinations - Textual (Details 4) - BRL (R$) R$ in Thousands								1 Months Ended	2 Months Ended		11 Months Ended	12 Months Ended
		Oct. 29, 2021	Aug. 01, 2021	May 27, 2021	Mar. 02, 2021	Nov. 20, 2020	Jan. 07, 2020	Dec. 31, 2020	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2020
Business Combinations
Combined net revenue from sales and services																R$ 1,043,205
Combined net profit (loss)																41,360
Intangible assets - Customer Portfolio								R$ 4,625 [1]	R$ 83,589		R$ 4,625 [1]	R$ 83,589		R$ 4,625	[1]	4,625	[1]
Intangible assets - Trade agreement									247,622			247,622
Inventories								R$ 9,858	4,534	[2]	R$ 9,858	4,534	[2]	R$ 9,858		R$ 9,858
Intangible assets - Software									11,036			11,036
Customer Portfolio [member]
Business Combinations
Percentage of receivables		8.00%
Business combinations
Business Combinations
Combined net revenue from sales and services												990,758
Combined net profit (loss)												(116,442)
Intangible assets - Software					R$ 11,036
Accounts receivable from customers, gross contractual amounts									24,344			24,344
Accounts receivable from customers which were uncollectible on the acquisition date									3,746			3,746
Business combinations | Trademarks [member]
Business Combinations
Percentage of royalty fees								7.20%			7.20%			7.20%		7.20%
Intangible assets, discount rate basis																Weighted Average Cost of Capital (“WACC”)
Intangible assets, adjustment to discount rate basis								0.22%			0.22%			0.22%		0.22%
Business combinations | Customer Portfolio [member]
Business Combinations
Intangible assets, discount rate basis																WACC
Intangible assets, discount rate								12.60%			12.60%			12.60%		12.60%
Intangible assets, adjustment to discount rate basis								0.07%			0.07%			0.07%		0.07%
Business combinations | Customer Portfolio [member] | Weighted Average [Member]
Business Combinations
Useful life measured as period of time, intangible assets other than goodwill																8 years 7 months
A & R Comercio e Servicos de Informatica Ltda. [Member]
Business Combinations
Revenue from the date of acquisition														R$ 40,041
Net profit (loss) from the date of acquisition														111
Intangible assets - Customer Portfolio	[1]							R$ 4,625			R$ 4,625			4,625		R$ 4,625
Inventories								9,858			9,858			9,858		9,858
Period for remaining consideration to be transferred							4 years
Consideration paid												9,348
Interest rate basis							100% of the CDI
Business Combination, Remaining consideration to be transferred, acquisition-date fair value							R$ 12,347
Mind Makers Editora Educacional (“Mind Makers”)
Business Combinations
Revenue from the date of acquisition											7,891
Net profit (loss) from the date of acquisition											1,052
Intangible assets - Customer Portfolio	[1]
Inventories
Consideration paid												R$ 3,144
Percentage of installment to be reduced												54.00%
Meritt Informação Educacional Ltda (“Meritt”)
Business Combinations
Revenue from the date of acquisition								43
Net profit (loss) from the date of acquisition								207
Intangible assets - Customer Portfolio	[1]
Inventories
Period for remaining consideration to be transferred						5 years
Interest rate basis						100% of the CDI
Business Combination, Remaining consideration to be transferred, acquisition-date fair value						R$ 4,330
SEL
Business Combinations
Revenue from the date of acquisition									6,441
Net profit (loss) from the date of acquisition									4,497
Intangible assets - Customer Portfolio									18,783			R$ 18,783
Intangible assets - Trade agreement
Inventories	[2]
Intangible assets - Software									1,296			1,296
Period for remaining consideration to be transferred					4 years
Interest rate basis					100% of CDI
Business Combination, Remaining consideration to be transferred, acquisition-date fair value					R$ 26,876
SEL | Customer Portfolio [member]
Business Combinations
Intangible assets - Customer Portfolio					R$ 18,783
De Gouges
Business Combinations
Useful life measured as period of time, intangible assets other than goodwill		10 years
Revenue from the date of acquisition									24,891
Net profit (loss) from the date of acquisition									2,678
Intangible assets - Customer Portfolio									64,806			64,806
Intangible assets - Trade agreement		R$ 247,622							247,622			247,622
Estimated sales rate		10.00%
Inventories		R$ 4,534							4,534	[2]		4,534	[2]
Estimated sale rate for inventory		33.00%
Intangible assets - Software
Interest rate basis		100% of CDI index
Business Combination, Remaining consideration to be transferred, acquisition-date fair value		R$ 451,554
De Gouges | Customer Portfolio [member]
Business Combinations
Intangible assets - Customer Portfolio		R$ 64,806
EMME
Business Combinations
Revenue from the date of acquisition									1,690
Net profit (loss) from the date of acquisition									364
Intangible assets - Customer Portfolio
Intangible assets - Trade agreement
Inventories	[2]
Intangible assets - Software									4,048			4,048
Interest rate basis			“IPCA” – Extended National Consumer Price Index
Business Combination, Remaining consideration to be transferred, acquisition-date fair value			R$ 12,253
Redação Nota 1000
Business Combinations
Revenue from the date of acquisition									1,615
Net profit (loss) from the date of acquisition									1,641
Intangible assets - Customer Portfolio
Intangible assets - Trade agreement
Inventories	[2]
Intangible assets - Software									R$ 5,692			R$ 5,692
Interest rate basis				100% of CDI index
Business Combination, Remaining consideration to be transferred, acquisition-date fair value				R$ 7,294

[1]	The following assumptions were used to determine the customer portfolios: an average contract termination period of eight years and seven months; a nominal discount rate of 12.6% p.a. was used, which is equivalent to the WACC plus an additional risk premium of 0.07.
[2]	As a result of the purchase price allocation, the Company identified R$ 4,534 in inventories (“De Gouges”), based on the expectation of sales of this inventory at around 33% per year.